Tax Effects of Significant Temporary Differences (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets, accrued expenses and other liabilities	₨ 4,310.4	₨ 3,400.5